DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Insurance claims	£ (1,363)	£ (15,578)
Claims and surrenders	(2,788)	(8,898)
Life insurance and participating investment contracts [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Claims and surrenders	(2,788)	(8,898)
Change in insurance and participating investment contracts	1,533	(9,067)
Change in non-participating investment contracts	(73)	2,836
	(1,328)	(15,129)
Reinsurers’ share	86	35
	(1,242)	(15,094)
Change in unallocated surplus	14	(147)
Life insurance and participating investment contracts [member] | Deaths [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Claims and surrenders	(267)	(675)
Life insurance and participating investment contracts [member] | Maturities [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Claims and surrenders	(393)	(1,280)
Life insurance and participating investment contracts [member] | Surrenders [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Claims and surrenders	(1,734)	(5,674)
Life insurance and participating investment contracts [member] | Annuities [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Claims and surrenders	(336)	(985)
Life insurance and participating investment contracts [member] | Other [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Claims and surrenders	(58)	(284)
Insurance Contracts And Participating Investment Contracts [Member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Insurance claims	(1,228)	(15,241)
Non-life insurance contracts [member]
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued insurance claims [Line Items]
Insurance claims	£ (135)	£ (337)